GENERAL	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information About Financial Statements Abstract
GENERAL
NOTE 1 - GENERAL:

a.
Satixfy Communications Ltd. (hereinafter: the "Company") was originally incorporated in Hong Kong as Satixfy Limited in 2012 and in 2020 was reorganized and re-incorporated in Israel as a private limited company with registered address at 12 Hamada St. Rehovot, Israel, in accordance with the provisions of the Israeli Companies Law 5759-1999, as amended with the approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance (New Version), 5721-1961.

b.
On April 1, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”)  with MDA Space and Robotics Limited (“MDA Space”), and its two wholly owned subsidiaries, pursuant to which the company will undergo a two-step merger transaction, which upon completion, the company will be the surviving entity and become an indirect wholly owned subsidiary of MDA Space (the “Merger”). The Merger consideration will consist of cash in the amount of $2.10 representing an equity value of approximately $192 million for each ordinary share, no par value (“Ordinary Shares”) held (see Note 26(a)).

c.	The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

d.
As of December 31, 2024, the Company had accumulated losses of $557 million, of which $45.7 million was derived during 2024, a working capital deficit of $32 million a negative operational cash flow of $17.7 million and has a net debt of $68 million due within 12 months from the date of signing these financial statements which the Company, under current circumstances, does not have the resources to repay, unless restructured, and will require additional funding to maintain the Company’s ongoing operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

e.
On July 29, 2024, the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, Ordinary Shares in an “at-the-market” offering, for an aggregate offering price of up to $7,145. The Company will pay the Sales Agent a commission equal to 3.0% of the gross sales price per share sold pursuant to the terms of the Sales Agreement. The Company is not obligated to sell any Ordinary Shares under the Sales Agreement and no assurance can be given that the Company will sell any Ordinary Shares under such agreement, or, if it does, as to the price or number of such shares that the Company sell or the dates on which any such sales will take place.

f.
In October 2023, the Company announced the completion of the sale of one of its UK subsidiaries (SatixFy Space Systems UK Ltd) to MDA Ltd (see Note 3) for a total consideration of $40 million combined with additional $20 million in advanced payments against delivery of future products.

g.
The Business Combination:

On March 8, 2022, the Company and one of its subsidiaries, SatixFy MS, which was incorporated in 2022 for that purpose, entered into the Business Combination Agreement with Endurance Acquisition Corp. (“Endurance”). Under the Business Combination Agreement, SatixFy MS merged into Endurance, with Endurance continuing as the surviving company and becoming the Company’s direct, subsidiary. The Business Combination Agreement, as amended, and the related transactions (the "Business Combination") were completed on October 27, 2022 (the “Closing”).

As a result of the Business Combination, the Company recorded a gross increase in cash of $20 million and had $18.7 million expenses in cash related to the Business Combination.

The Business Combination was accounted for as a capital reorganization, with no goodwill or other intangible assets recorded, in accordance with IFRS 3, Business Combination. The Company is the accounting acquirer and the Ordinary Shares were registered under the U.S. Securities Exchange Act of 1934, as amended, and listed on the NYSE American, LLC (“NYSE”). Concurrently with the execution of the Business Combination Agreement, the Company entered into the Equity Line of Credit with CF Principal Investments LLC, an affiliate of Cantor Fitzgerald & Co. (“CF”), pursuant to which the Company may issue and sell to CF, from time to time and subject to the conditions in the related purchase agreement, up to an aggregate amount of $77.25 million of the Ordinary Shares for aggregate gross proceeds to the Company of up to $75 million after deducting the applicable purchase price discount on sales to CF thereunder.

In addition, the Company entered into the Forward Purchase Transaction ("FPA")  with Vellar Opportunity Fund SPV LLC – Series 7 (“Vellar”) and ACM ARRT G LLC (“ACM”), which was terminated on October 31, 2023 (“Vellar”, and together with ACM, the “Seller”) (see Note 16).

As part of the Business Combination Agreement, the Company has also issued different derivatives (see Note 14).

h.
The Company and its subsidiaries are engaged in the development and marketing of integrated circuit products for specific applications, antennas and terminals used for satellite communications. The Company has developed a new generation of integrated silicon chips for modems and antennas based on its own proprietary technology and provides end-to-end solutions for the satellite communications industry, including terminals, payload subsystems and hubs.  The Company develops its advanced chips (application specific integrated circuit chips and radio frequency integrated circuit) based on technology designed to meet a variety of applications and services, such as broadband aviation, internet of things (IOT), mobility and maritime, and operating on geostationary, low earth orbit and medium earth orbit satellites. The Company’s technology includes electronically steered antenna arrays, forming and design of digital beams, beam hopping, on-board processing payload chips and software-defined radio modem chips. Jet Talk is engaged in the development and marketing of a unique antenna for in-flight-connectivity passenger aircraft and computers that receive broadband video transmissions from satellites.

i.
The Company operates primarily through four wholly owned subsidiaries: SatixFy Israel Ltd., SatixFy UK Limited (“SatixFy UK”), SatixFy Bulgaria Eood (“SatixFy Bulgaria”) and SatixFy US LLC and until October 2023 SatixFy Space Systems UK Ltd. (hereinafter: “SSS”) (which was sold in October 2023 to MDA, see Note 3) (collectively together with Company, the "Group"), all of which have been consolidated in these consolidated financial statements.

Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2024	2023

SatixFy Israel Ltd.	100%	100%	the Company	Israel
SatixFy UK	100%	100%	the Company	England and Wales
SatixFy Bulgaria	100%	100%	SatixFy UK	Bulgaria
SatixFy US LLC	100%	100%	the Company	USA
Endurance	100%	100%	the Company	Cayman Islands

In addition, the Company's holds 51% of the shares of the following entity (see also Note 7):

Name	Holding percentage as of December 31,		Held By	Country of incorporation
	2024	2023
Jet Talk	51%	51%	SatixFy UK	UK

j.
Russia- Ukraine war:

The Russia-Ukraine war poses indirect but unpredictable risks of disruption to the Company’s business mostly associated with its current and prospective customers which have experienced delays in deploying their satellites. Additionally, the Russia-Ukraine conflict has an adverse impact on the supply of certain commodities used in the fabrication of silicon chips (such as neon gas), of which Ukraine and Russia were significant producers. The Company's ability to mitigate the potential adverse impacts is limited, as the impacts on it are largely indirect. The effects of sanctions implemented by certain governments in response to the conflict may also adversely affect the Company’s industry, including chip supply chains, to the extent that they lead to higher energy and manufacturing costs, lower economic growth, or deferrals of investment in satellite communications technology. As of the date of approval of this report, the Company's management has not identified any difficulties in the Company's liquidity due to the Russia-Ukraine war or a material impact on the availability of financing sources.

k.
Israel - Hamas War:

The Company is incorporated under the laws of the State of Israel, and the principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect the Company’s business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely the Company’s operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm the Company’s operations and solution development and cause any future sales to decrease.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthis terrorist group which controls parts of Yemen, and Iran. While none of the Company’s supply chains have been impacted since the war broke out on October 7, 2023, the ongoing war may create supply and demand irregularities in Israel’s economy in general or lead to macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on the Company and its ability to effectively conduct the Company’s operations. Moreover, the Company cannot predict how this war will ultimately affect Israel’s economy in general, which may involve a downgrade in Israel’s credit rating by rating agencies (such as the recent downgrade by Moody’s of its credit rating of Israel from A1 to A2, as well as the downgrade of its outlook rating from “stable” to “negative”).

In connection with the Israeli security cabinet’s declaration of war against Hamas and currently occurring hostilities with other organizations, several hundred thousand Israeli military reservists were drafted to perform immediate military service. Five of the Company’s employees, none of whom are members of management, have been called to active military duty since October 7, 2023.

Some of these employees have since returned, but there can be no assurance that they will not be called to military service again. In addition, the Company relies on service providers located in Israel and its employees or employees of such service providers may be called for service in the current or future wars or other armed conflicts with Hamas and such persons may be absent from their positions for a period of time.

k.
Israel - Hamas War (cont):

As of April 1, 2025, any impact as a result of the number of absences of the Company’s personnel and personnel at the Company’s service providers or counterparties located in Israel has been manageable. However, military service call ups that result in absences of personnel from the Company’s service providers or contractual counterparties in Israel may disrupt the Company’s operations and absences for an extended period of time may materially and adversely affect the Company’s business, prospects, financial condition and results of operations.

Following the attack by Hamas on Israel’s southern border, Hezbollah in Lebanon has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon. It is possible that other terrorist organizations, including Palestinian military organizations in the West Bank or the Houthis in Yemen, as well as other hostile countries, such as Iran, will join the hostilities. Such hostilities may include terror and missile attacks. Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its trading partners could adversely affect the Company’s operations and results of operations. The Company’s commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that are caused by terrorist attacks or acts of war, we cannot assure you that this government coverage will be maintained or that it will sufficiently cover the Company’s potential damages. Any losses or damages incurred by the Company could have a material adverse effect on its business. Any armed conflicts or political instability in the region would likely negatively affect business conditions and could harm the Company’s results of operations.